INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INVESTMENTS [Text Block]
4.	INVESTMENTS

At June 30, 2012, the Company held investments classified as held for trading, which consisted of various equity securities and interest bearing debt instruments. All held for trading investments are carried at fair value. As of June 30, 2012, the fair value of investments was $1,321,989 (December 31, 2011 – $2,531,644).

	Investments
	June 30, 2012	December 31, 2011

Trading securities	$1,321,989	$2,022,079
Interest bearing debt instruments	-	509,565
	$1,321,989	$2,531,644

4.	INVESTMENTS

At December 31, 2011, the Company held investments classified as held for trading, which consisted of various equity securities and interest bearing debt instruments. All held for trading investments are carried at fair value. As of December 31, 2011, the fair value of investments was $2,531,644 (2010 – $129,141).

The following table summarizes the fair value of the Company’s investments.

	Investments
	2011	2010

Trading securities	2,022,079	129,141
Interest bearing debt instruments	509,565	-
	2,531,644	129,141